Subscription Notes Receivable, Including Related Party	3 Months Ended
Mar. 31, 2019
Receivables [Abstract]
SUBSCRIPTION NOTES RECEIVABLE, INCLUDING RELATED PARTY
8.	SUBSCRIPTION NOTES RECEIVABLE, INCLUDING RELATED PARTY

On January 25, 2019, the Company completed the sale of 4,015,500 shares of its common stock pursuant to the Amended and Restated Stock Purchase Agreement (discussed below in Footnote #10 – Shareholders' Equity) at $0.50 per share for an aggregate of $2,007,750. The aggregate consideration consisted of (1) cash in the aggregate amount of $1,432,750, (2) a promissory note from a single non-affiliate investor in the aggregate principal amount of $500,000, (3) a full-recourse promissory note payable by Daniyel Erdberg, the Company's President, in the amount of $50,000, and (4) a full-recourse promissory note payable by Kendall Carpenter, the Company's Executive Vice President and Chief Financial Officer, in the amount of $25,000. Each note bears an interest rate at a fixed rate of 3% per annum and principal and interest under the notes may be prepaid at any time without penalty. The non-affiliate note was fully repaid on February 8, 2019, including $575 in accrued interest. Each of the Erdberg and Carpenter notes has a maturity date of January 25, 2020. The principal amount of the Carpenter note was reduced by $7,500 on January 28, 2019, leaving a principal balance of $17,500. As of March 31, 2019, there is $358 accrued interest on the related party notes. The $17,858 total principal and accrued interest which was repaid prior to the filing date has been classified as other asset. The $50,000 principal balance of the Erdberg note has been reported as contra-equity.